PRC Notes	12 Months Ended
Dec. 31, 2013
PRC Notes
(16)	PRC NOTES

On December 8, 2011, JXLDK sold an aggregate principal amount of RMB 500,000 PRC domestic notes due 2014 (the “Long-term PRC Notes”) to institutional investors in the PRC. The net proceeds from the offering, after deducting offering expenses, were approximately RMB 495,350 (US$ 78,616). The Long-term PRC Notes bear interest at a rate of 6.8% per annum, payable on December 8 of each year beginning on December 8, 2012. The Long-term PRC Notes mature on December 8, 2014 (“maturity date”).

The Long-term PRC Notes (the “PRC Notes”) do not contain any financial covenants or other significant restrictions.

Debt issuance costs incurred at the time of the issuance of the PRC Notes are capitalized and amortized as interest expense using the effective interest rate method through the maturity date of the PRC Notes.

The following table set forth total interest incurred recognized related to the Long-term PRC Notes during the year ended December 31, 2012 and 2013:

	Year ended December 31, 2012	Year ended December 31, 2013
Contractual interest incurred	5,403	5,492
Amortization of debt issuance costs	230	251

Total interest incurred	5,633	5,743

Effective interest rate of the Long-term PRC Notes	7.15%	7.11%